DEFERRED AMOUNTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED AMOUNTS AND OTHER ASSETS
Schedule of deferred amounts and other assets
	2012		2011
(millions of Canadian dollars)
Regulatory assets		1,284		1,000
Long-term portion of derivative assets (Note 22)		408		562
Affiliate long-term note receivable (Note 27)		182		194
Contractual receivables		303		288
Deferred financing costs		127		132
Other		318		324
		2,622		2,500